Income Taxes	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
INCOME TAXES

18. INCOME TAXES

YD Bio and YD Biopharma are incorporated in the Cayman Islands, which is exempt from income tax. YD Biopharma’s 100% wholly owned subsidiary, Yong Ding, is incorporated in the ROC and is subject to the ROC Income Tax Law. The applicable tax rate is 20% for the six months ended June 30, 2026 and 2025. YD USA is a company incorporated in the state of Delaware and operating in Washington, USA, subject to federal income tax at a rate of 21%, with no state income tax.

Significant components of the provision for income taxes (benefits) are as follows:

	Six months ended June 30,
	2026	2025
Current tax	$—	$—
Deferred tax – tax loss	—	—
Deferred tax – book-tax difference	—	(1,507)
Income taxes (benefits) expenses	$—	$(1,507)

Reconciliation of the differences between the Income Tax rate applicable to profits and the income tax (benefits) expenses of the Company:

	Six months ended June 30,
	2026	2025
Income(loss) before taxation	$6,700,497	$(1,918,088)

Notional tax on loss before tax
Computed expected tax (benefits) expense	(242,555)	(383,618)
Non-taxable or non-deductible expenses	(2,213)	165,660
Foreign rate differences	23,667	(511)
Change in valuation allowances	221,101	216,962
Total	$—	$(1,507)

The following table reconciles statutory rate of jurisdictions in which we do business to Yong Ding’s effective tax rate:

	Six months ended June 30,
	2026	2025
Statutory income tax rate	20.00%	20.00%
Non-taxable or non-deductible expenses	0.19%	0.01%
Change in valuation allowances	-20.19%	-19.86%
Effective tax rate	0.00%	0.15%

The following table reconciles statutory rate of jurisdictions in which we do business to YD USA’s effective tax rate:

	Six months ended June 30,
	2026	2025
Statutory income tax rate	21.00%	20.00%
Non-taxable or non-deductible expenses	0.00%	0.00%
Foreign rate differences	0.00%	1.00%
Change in valuation allowances	-21.00%	-21.00%
Effective tax rate	0.00%	0.00%

Deferred tax assets are as follows:

	June 30, 2026	December 31, 2025
Deferred tax assets
Tax losses carry forwards	$771,772	$551,303
Expected credit losses	2,174	1,543
Others	—	—
Valuation allowance	(773,946)	(552,846)
	$—	$—

Total deferred tax assets	$—	$—

The Company has recognized deferred tax assets for these loss carryforwards. However, it is not probable that future taxable income will be sufficient to realize the benefits, the Company has established a full valuation allowance against the entire amount of such deferred tax assets.

As of June 30, 2026, Yong Ding had net operating loss carryforwards of $3,883,438. The carry forward losses of $732,880, $ 1,972,302 and $ 1,178,256 will expire in 2034, 2035 and 2036, respectively, if not utilized.

As of June 30, 2026, YD USA had federal net operating loss carryforwards of $187,768, which may be carried forward indefinitely to offset future taxable income, but are subject to the 80% taxable income limitation upon utilization.